UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07608

Nuveen North Carolina Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NNC
Nuveen North Carolina Quality Municipal Income Fund
Portfolio of Investments    February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 165.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 165.8% (100.0% of Total Investments)
	Education and Civic Organizations – 29.4% (17.7% of Total Investments)
	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013:
$ 2,950	5.000%, 4/01/33	4/22 at 100.00	A3	$3,175,586
1,000	5.125%, 4/01/43	4/22 at 100.00	A3	1,071,250
2,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	2,584,350
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	5,556,250
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,727,971
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA	1,574,895
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014:
500	5.000%, 3/01/26	3/22 at 100.00	AA+	546,815
250	5.000%, 3/01/28	3/22 at 100.00	AA+	272,260
500	5.000%, 3/01/29	3/22 at 100.00	AA+	544,520
500	5.000%, 3/01/32	3/22 at 100.00	AA+	542,850
1,230	5.000%, 3/01/45	3/22 at 100.00	AA+	1,323,160
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 7/01/42	10/26 at 100.00	AA+	4,473,495
1,605	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, 5.000%, 10/01/55	10/25 at 100.00	AA+	1,805,224
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	A-	1,657,438
1,000	5.000%, 4/01/33	4/23 at 100.00	A-	1,060,110
5,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%, 1/01/37	7/26 at 100.00	AA	5,300,500
2,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	2,859,925
4,440	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB	4,612,228
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	2,258,643
290	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 – AMBAC Insured	3/19 at 100.00	A	290,734

NNC	Nuveen North Carolina Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	$909,016
170	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	Aa3	201,741
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32	4/24 at 100.00	Aa3	2,336,595
1,175	5.000%, 4/01/33	4/24 at 100.00	Aa3	1,325,729
1,385	5.000%, 4/01/35	4/24 at 100.00	Aa3	1,561,241
4,735	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/42	10/27 at 100.00	Aa3	5,416,840
1,415	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017, 5.000%, 4/01/31	4/28 at 100.00	Aa3	1,698,509
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,139,070
3,065	5.000%, 4/01/39	4/24 at 100.00	Aa3	3,464,431
4,765	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	Aa3	5,472,364
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Aa3	1,417,950
62,385	Total Education and Civic Organizations			69,181,690
	Health Care – 24.7% (14.9% of Total Investments)
2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA-	2,114,820
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43	1/22 at 100.00	AA-	5,629,732
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	BBB	4,537,753
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 5.000%, 10/01/26	10/23 at 100.00	A+	561,660
2,700	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A+	2,977,209
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	Aa3	5,002,890
5,000	5.000%, 11/01/43	11/20 at 100.00	Aa3	5,223,350
2,750	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,805,028
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A-	2,588,370
1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016D, 5.000%, 6/01/29	6/26 at 100.00	AA	1,478,875
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	2,172,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	$2,178,140
3,515	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36	6/22 at 100.00	A+	3,783,722
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	3,214,350
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
2,000	5.000%, 10/01/27	10/22 at 100.00	A+	2,202,080
3,500	5.000%, 10/01/31	10/22 at 100.00	A+	3,828,300
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	3,175,886
4,000	The Charlotte-Mecklenburg Hospital Authority, North Carolina, Doing Business as Atrium Health, Health Care Refunding Revenue Bonds, Series 2018A, 5.000%, 1/15/36	1/29 at 100.00	AA-	4,635,560
53,815	Total Health Care			58,110,145
	Housing/Multifamily – 1.1% (0.7% of Total Investments)
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003:
375	5.150%, 1/01/22 (AMT)	3/19 at 100.00	N/R	377,340
2,260	5.375%, 1/01/36 (AMT)	3/19 at 100.00	N/R	2,269,040
2,635	Total Housing/Multifamily			2,646,380
	Housing/Single Family – 0.7% (0.4% of Total Investments)
1,490	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	1,526,147
	Long-Term Care – 1.5% (0.9% of Total Investments)
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37	11/26 at 100.00	A	2,977,830
450	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	472,275
3,140	Total Long-Term Care			3,450,105
	Tax Obligation/General – 7.2% (4.4% of Total Investments)
4,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018A, 4.000%, 6/15/37	6/28 at 100.00	A+	4,108,640
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	1,020,454
3,500	Evanston, Illinois, General Obligation Bonds, Corporate Purpose Series 2016A, 4.000%, 12/01/43	6/28 at 100.00	AA+	3,581,060
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,085,238

NNC	Nuveen North Carolina Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	$1,219,820
5,750	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B, 4.000%, 6/01/42	6/28 at 100.00	Aa2	5,981,150
16,135	Total Tax Obligation/General			16,996,362
	Tax Obligation/Limited – 27.0% (16.3% of Total Investments)
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,235,294
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,817,376
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	AA	1,124,790
730	5.000%, 6/01/31	6/24 at 100.00	AA	819,191
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Refunding Series 2008A, 5.000%, 6/01/33	3/19 at 100.00	AA+	2,410,796
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,327,169
5,810	Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018, 4.000%, 10/01/43	10/28 at 100.00	AA+	5,950,079
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B, 5.000%, 6/01/28	6/22 at 100.00	AA	2,278,425
2,000	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	AA+	2,284,580
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015, 5.000%, 10/01/31	10/25 at 100.00	AA	575,325
595	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	609,637
980	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2017, 5.000%, 4/01/29	4/28 at 100.00	Aa3	1,190,416
7,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	AA	7,188,370
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,779,900
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
2,000	5.000%, 5/01/29 (UB) (4)	5/27 at 100.00	AA+	2,416,600
4,000	5.000%, 5/01/30 (UB) (4)	5/27 at 100.00	AA+	4,798,280
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA+	8,559,385
	Orange County Public Facilities Company, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
200	5.000%, 10/01/27	No Opt. Call	AA+	246,560
150	5.000%, 10/01/28	10/27 at 100.00	AA+	183,657
400	5.000%, 10/01/30	10/27 at 100.00	AA+	482,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+	$1,124,160
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,397,529
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,523,692
650	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/30	5/26 at 100.00	AA+	756,236
	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017:
300	5.000%, 9/01/32	9/27 at 100.00	A1	350,337
1,250	4.000%, 9/01/35	9/27 at 100.00	A1	1,325,350
1,265	4.000%, 9/01/36	9/27 at 100.00	A1	1,325,771
1,000	4.000%, 9/01/37	9/27 at 100.00	A1	1,038,530
2,325	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 4.000%, 7/01/58	7/28 at 100.00	A1	2,286,614
57,940	Total Tax Obligation/Limited			63,406,909
	Transportation – 25.9% (15.6% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	AA-	5,202,750
10	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (AMT)	7/20 at 100.00	AA-	10,446
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA-	1,517,027
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	AA-	3,276,242
3,000	5.000%, 7/01/28	7/24 at 100.00	AA-	3,419,250
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,365	5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	Aa3	1,557,260
5,390	5.000%, 7/01/47 (UB) (4)	7/27 at 100.00	Aa3	6,130,047
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2011B, 5.000%, 7/01/36 (AMT)	7/21 at 100.00	AA-	1,482,222
10,000	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	10,462,200
2,725	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	2,785,522
515	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	526,994

NNC	Nuveen North Carolina Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
$ 835	0.000%, 7/01/28	7/26 at 91.99	BBB-	$602,177
800	0.000%, 7/01/30	7/26 at 83.69	BBB-	514,816
850	0.000%, 7/01/31	7/26 at 79.58	BBB-	515,287
2,400	0.000%, 7/01/33	7/26 at 71.99	BBB-	1,295,496
3,160	0.000%, 7/01/36	7/26 at 61.63	BBB-	1,426,993
3,100	0.000%, 7/01/37	7/26 at 58.52	BBB-	1,318,988
1,900	0.000%, 7/01/40	7/26 at 50.36	BBB-	687,249
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB-	429,360
2,200	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	AA	2,451,790
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	101,679
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA	2,690,013
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	1,349,249
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,335,275
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	3,854,312
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	711,921
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	5/20 at 100.00	Aa3	1,035,760
4,125	5.000%, 5/01/36	5/20 at 100.00	Aa3	4,260,011
72,715	Total Transportation			60,950,336
	U.S. Guaranteed – 20.1% (12.1% of Total Investments) (5)
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	AA+	2,303,153
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36 (Pre-refunded 2/01/21)	2/21 at 100.00	AA	4,107,156
1,250	5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA	1,330,037
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	9,241,130
	Harnett County, North Carolina, Certificates of Participation, Series 2009:
1,000	5.000%, 6/01/28 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA	1,008,180
500	5.000%, 6/01/29 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA	504,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2012:
$ 1,065	5.000%, 4/01/29 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	$1,171,532
1,165	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	1,281,535
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	1,100,030
200	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	220,006
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA	566,083
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
180	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	201,308
100	6.000%, 1/01/22 (ETM)	No Opt. Call	N/R	111,985
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,875,375
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalchian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	BBB+	2,971,316
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,802,338
2,180	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)	No Opt. Call	Aaa	2,239,558
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
2,020	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA	2,041,634
1,020	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA	1,030,924
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
600	5.625%, 6/01/30 (Pre-refunded 6/01/20) – AGC Insured	6/20 at 100.00	AA	629,406
2,100	5.750%, 6/01/36 (Pre-refunded 6/01/20) – AGC Insured	6/20 at 100.00	AA	2,206,134
	University of North Carolina, System Pooled Revenue Bonds, Series 2009C:
1,000	5.250%, 10/01/28 (Pre-refunded 10/01/19)	10/19 at 100.00	A3	1,020,970
1,000	5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	A3	1,021,680
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37 (Pre-refunded 1/01/20)	1/20 at 100.00	AA+	5,243,565
44,490	Total U.S. Guaranteed			47,229,125
	Utilities – 5.0% (3.0% of Total Investments)
	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
775	5.000%, 3/01/30	3/26 at 100.00	A+	898,760
900	4.000%, 3/01/33	3/26 at 100.00	A+	951,777
5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40	11/20 at 100.00	Aa2	5,169,800

NNC	Nuveen North Carolina Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 315	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	3/19 at 100.00	A	$315,718
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,815,823
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,724,985
760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	893,167
10,795	Total Utilities			11,770,030
	Water and Sewer – 23.2% (14.0% of Total Investments)
1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/25	4/22 at 100.00	AA-	1,254,680
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,086,236
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,619,740
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018:
16,865	5.000%, 7/01/44 (UB) (4)	7/28 at 100.00	AAA	19,693,261
2,055	5.000%, 7/01/44	7/28 at 100.00	AAA	2,399,624
4,750	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	AAA	4,910,502
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/28	5/22 at 100.00	AA+	1,682,836
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	AA	3,445,688
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30	3/22 at 100.00	AAA	599,478
1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,742,464
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28	3/23 at 100.00	AAA	5,609,050
3,785	5.000%, 3/01/43	3/23 at 100.00	AAA	4,149,571
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/46	3/27 at 100.00	AAA	5,195,050
48,590	Total Water and Sewer			54,388,180
$ 374,130	Total Long-Term Investments (cost $373,130,563)			389,655,409
	Floating Rate Obligations – (7.9)%			(18,630,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (61.0)% (6)			(143,318,962)
	Other Assets Less Liabilities – 3.1%			7,242,135
	Net Asset Applicable to Common Shares – 100%			$ 234,948,582

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$389,655,409	$ —	$389,655,409
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2019.
Tax cost of investments	$354,349,441
Gross unrealized:
Appreciation	$ 17,013,729
Depreciation	(337,679)
Net unrealized appreciation (depreciation) of investments	$ 16,676,050
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 36.8%.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen North Carolina Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 29, 2019

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)

Date: April 29, 2019